Loans and Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2021
Short-term loans [member]
Statement [LineItems]
Summary of Loans and Bonds Payable

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Unsecured loans
Amount	$88,559.0	$114,921.3

Loan content
US$ (in millions)	$200.0	$—
EUR (in millions)	2,398.0	3,652.9
Annual interest rate	(0.54)%-0.33%	(0.73)%-0%
Maturity date	Due by February 2021	Due by June 2022

Bonds payable [member]
Statement [LineItems]
Summary of Loans and Bonds Payable

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Domestic unsecured bonds	$173,197.0	$312,448.0
Overseas unsecured bonds	84,291.0	304,414.0
Less: Discounts on bonds payable	(782.9)	(2,391.4)
Less: Current portion	(2,600.0)	(4,400.0)

	$254,105.1	$610,070.6

Summary of Domestic Unsecured Bonds And Overseas Unsecured Bonds
The Company issued domestic unsecured bonds during the period from January 1, 2022 to April 1
4
, 2022, the major terms are as follows:

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
NT$ unsecured bonds
111-1 (green bond)	A	January 2022 to January 2027	$2,100.0	0.63%	Bullet repayment; interest payable annually
	B	January 2022 to January 2029	3,300.0	0.72%	The same as above
111-2	A	March 2022 to September 2026	3,000.0	0.84%	The same as above
	B	March 2022 to March 2027	9,600.0	0.85%	The same as above
	C	March 2022 to March 2029	1,600.0	0.90%	The same as above

Bonds payable [member] | Taiwan [member]
Statement [LineItems]
Summary of Loans and Bonds Payable
The major terms of domestic unsecured bonds are as follows:

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
NT$ unsecured bonds
101-3	—	October 2012 to October 2022	$4,400.0	1.53%	Bullet repayment; interest payable annually
101-4	B	January 2013 to January 2020	10,000.0	1.35%	The same as above
	C	January 2013 to January 2023	3,000.0	1.49%	The same as above
102-1	B	February 2013 to February 2020	11,600.0	1.38%	The same as above
	C	February 2013 to February 2023	3,600.0	1.50%	The same as above
102-2	A	July 2013 to July 2020	10,200.0	1.50%	The same as above
	B	July 2013 to July 2023	3,500.0	1.70%	The same as above
102-4	D	September 2013 to March 2021	2,600.0	1.85%	Bullet repayment; interest payable annually (interest for the six months prior to maturity will accrue on the basis of actual days and be repayable at maturity)
	E	September 2013 to March 2023	5,400.0	2.05%	The same as above
	F	September 2013 to September 2023	2,600.0	2.10%	Bullet repayment; interest payable annually
109-1	A	March 2020 to March 2025	3,000.0	0.58%	The same as above
	B	March 2020 to March 2027	10,500.0	0.62%	The same as above
	C	March 2020 to March 2030	10,500.0	0.64%	The same as above
(Continued)

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
109-2	A	April 2020 to April 2025	$5,900.0	0.52%	Bullet repayment; interest payable annually
	B	April 2020 to April 2027	10,400.0	0.58%	The same as above
	C	April 2020 to April 2030	5,300.0	0.60%	The same as above
109-3	A	May 2020 to May 2025	4,500.0	0.55%	The same as above
	B	May 2020 to May 2027	7,500.0	0.60%	The same as above
	C	May 2020 to May 2030	2,400.0	0.64%	The same as above
109-4	A	July 2020 to July 2025	5,700.0	0.58%	Two equal installments in last two years; interest payable annually
	B	July 2020 to July 2027	6,300.0	0.65%	The same as above
	C	July 2020 to July 2030	1,900.0	0.67%	The same as above
109-5	A	September 2020 to September 2025	4,800.0	0.50%	The same as above
	B	September 2020 to September 2027	8,000.0	0.58%	The same as above
	C	September 2020 to September 2030	2,800.0	0.60%	The same as above
109-6 (green bond)	A	December 2020 to December 2025	1,600.0	0.40%	The same as above
	B	December 2020 to December 2027	5,600.0	0.44%	The same as above
	C	December 2020 to December 2030	4,800.0	0.48%	The same as above
109-7	A	December 2020 to December 2025	1,900.0	0.36%	The same as above
	B	December 2020 to December 2027	10,200.0	0.41%	The same as above
	C	December 2020 to December 2030	6,400.0	0.45%	The same as above
110-1	A	March 2021 to March 2026	4,800.0	0.50%	Bullet repayment; interest payable annually
	B	March 2021 to March 2028	11,400.0	0.55%	The same as above
	C	March 2021 to March 2031	4,900.0	0.60%	The same as above
110-2	A	May 2021 to May 2026	5,200.0	0.50%	The same as above
	B	May 2021 to May 2028	8,400.0	0.58%	The same as above
	C	May 2021 to May 2031	5,600.0	0.65%	The same as above

(Continued)

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)		Coupon Rate	Repayment and Interest Payment
110-3	A	June 2021 to June 2026		$6,900.0	0.52%	Bullet repayment; interest payable annually
	B	June 2021 to June 2028		7,900.0	0.58%	The same as above
	C	June 2021 to June 2031		4,900.0	0.65%	The same as above
110-4	A	August 2021 to August 2025		4,000.0	0.485%	The same as above
	B	August 2021 to August 2026		8,000.0	0.50%	The same as above
	C	August 2021 to August 2028		5,400.0	0.55%	The same as above
	D	August 2021 to August 2031		4,200.0	0.62%	The same as above
110-6	A	October 2021 to April 2026		3,200.0	0.535%	The same as above
	B	October 2021 to October 2026		6,900.0	0.54%	The same as above
	C	October 2021 to October 2028		4,600.0	0.60%	The same as above
	D	October 2021 to October 2031		1,600.0	0.62%	The same as above
110-7	A	December 2021 to December 2026		7,700.0	0.65%	The same as above
	B	December 2021 to June 2027		3,500.0	0.675%	The same as above
	C	December 2021 to December 2028		5,500.0	0.72%	The same as above

						(Concluded)

Issuance	Tranche	Issuance Period	Total Amount US$ (In Millions)		Coupon Rate	Repayment and Interest Payment
US$ unsecured bonds
109-1	—	September 2020 to September 2060	US$	1,000.0	2.70%	Bullet repayment (callable on the 5th anniversary of the issue date and every anniversary thereafter); interest payable annually
110-5	—	September 2021 to September 2051		1,000.0	3.10%	The same as above

Bonds payable [member] | Overseas [member]
Statement [LineItems]
Summary of Loans and Bonds Payable
The major terms of overseas unsecured bonds are as follows:

Issuance Period	Total Amount US$ (In Millions)		Coupon Rate	Repayment and Interest Payment
September 2020 to September 2025	US$	1,000.0	0.75%	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
September 2020 to September 2027		750.0	1.00%	The same as above
September 2020 to September 2030		1,250.0	1.375%	The same as above
April 2021 to April 2026		1,100.0	1.25%	The same as above
April 2021 to April 2028		900.0	1.75%	The same as above
April 2021 to April 2031		1,500.0	2.25%	The same as above
October 2021 to October 2026		1,250.0	1.75%	The same as above
October 2021 to October 2031		1,250.0	2.50%	The same as above
October 2021 to October 2041		1,000.0	3.125%	The same as above
October 2021 to October 2051		1,000.0	3.25%	The same as above

Long-term bank loans [member]
Statement [LineItems]
Summary of Loans and Bonds Payable

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Unsecured loans	$2,000.0	$3,510.0
Less: Discounts on government grants	(32.4)	(34.2)
Less: Current portion	—	(166.7)

	$1,967.6	$3,309.1

Loan content
Annual interest rate	0.4%	0.4%-0.9%
Maturity date	Due by September 2025	Due by September 2026